Schedule of Trade Receivables (Details) - ILS (₪) ₪ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Open accounts *	[1]	₪ 53,735	₪ 63,962
Credit cards receivable		5,861	1,634
Provision for doubtful debts		(7,750)	(5,185)
Trade Receivables		₪ 51,846	₪ 60,411

[1]	For additional information, please see Note 13A(2) regarding factoring.